Schedule II Valuation and Qualifying Accounts	12 Months Ended
Oct. 31, 2011
Schedule To Financial Statements [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions Charged to Costs, Expenses or Other Accounts*	Deductions**	Balance at End of Period
	(in millions)
2011
Tax valuation allowance	$527	$3	$(161)	$369
2010
Tax valuation allowance	$684	$—	$(157)	$527
2009
Tax valuation allowance	$621	$65	$(2)	$684

* Additions include current year valuation allowance build due to current year increase in net deferred tax assets, for return to provision true-ups, other adjustments, and OCI impact to deferred taxes.

** Deductions include current year reduction in valuation allowance due to current year decrease in net deferred tax assets, for return to provision true-ups, other adjustments, and OCI impact to deferred taxes.